Significant events (Details) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 10, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 USD ($) shares $ / shares	Sep. 30, 2018 MXN ($)	May 01, 2018 T	Dec. 31, 2012 MXN ($)
Disclosure of detailed information about business combination [line items]
Amount of Consideration				$ 1,631,827		$ 2,452,028
Dividends paid	$ 1,990,000	$ 1,990,000
First Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T					600,000
Second Steel Mill of ArcelorMittal in Brazil [Member]
Disclosure of detailed information about business combination [line items]
Production capacity | T					120,000
SimRep Corporation [Member]
Disclosure of detailed information about business combination [line items]
Shares acquired by subsidiary | shares			83,862
Percentage of capital stock acquired by subsidiary			99.41%
Number of common shares acquired per share price | $ / shares			$ 3,454
Amount of Consideration			$ 289,660